Note 15 - Voyage Expenses and Vessel Operating Expenses (Details) - Vessels' Operating Expenses (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Vessels' Operating Expenses [Abstract]
Crew wages and related costs	$ 26,378,730	$ 22,138,595	$ 19,304,929
Insurance	2,028,142	1,667,915	1,260,289
Repairs and maintenance	5,194,476	4,243,133	3,026,513
Spares and consumable stores	7,120,974	5,757,455	5,313,053
Miscellaneous expenses	4,713,014	2,716,455	1,687,193
Total	$ 45,435,336	$ 36,523,553	$ 30,591,977